Related party transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related party transactions
Salaries, benefits, bonuses and consulting fees	$ 1,217,268	$ 374,667	$ 1,693,796	$ 1,047,111
Share-based payments	21,530	0	2,366,146	1,963,983
Key management personnel compensation	$ 1,238,798	$ 374,667	$ 4,059,942	$ 3,011,094